Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Fair Value of Financial Instruments

	December 31, 2016		Date of Issuance October 17, 2016
	Fair Value	Input Level	Fair Value	Input Level

Derivative liability – $1 million of Notes issued October 17, 2016	$56,557	Level 3	$271,754	Level 3
Derivative liability – 160,000 warrants issued October 17, 2016	$36,649	Level 3	$176,096	Level 3